HAND & HAND

a professional corporation

24 Calle de la Luna

San Clemente, California 92673

(9490 489-2400

facsmile (949) 489-0034

jehu@jehu.com

October 12, 2010

H. Christopher Owings

Securities & Exchange Commission

450 Fifth Street, N.W., Mail Stop 0304

Washington, DC 20549

Re:

Pacific Land and Coffee Corporation (the “Company”)

Revised Preliminary Schedule 14C

Filed September 23, 2010

File No. 000-30595

Dear Mr. Owings:

Your comments are reproduced below together with our response.

Revised Preliminary Schedule 14C

General

1.

We note your response and revisions to prior comment two, however, it does not appear that you have consistent revisions throughout your information statement  For example, you continue to refer an "increase in the number of authorized shares of Common Stock" under "Effective Date" and you refer to an authorized capitalization of 50,000,000 shares of Common Stock under "Outstanding Shares and Voting Rights" even though your response indicates that you are not planning to increase your authorized shares.  Please revise your filing accordingly.:

Complied as to the first comment. The reference to the authorized capitalization has been retained because it assists the stockholders in understanding the Company's capital structure.

H. Christopher Owings

Securities & Exchange Commission

October 5, 2010

Page -1-

2.

We note your response to prior comment three, but we also note that a revised Form 10-K has not been filed.  Please advise when you expect to file your revised Form 10-K.

Complied.

3.

We note the recent Item 5.02 Form 8-K you filed reflecting the resignation of certain officers and directors and the appointment of new officers and directors.  In light of these changes, please revise your Notice to remove the reference to John L. Hales as Chief Executive Officer.  Please also update the information contained under "Security Ownership of Certain Beneficial Owners and Management."

Complied.

Very truly yours,

Jehu Hand

JH:kp